Organization and Business Description (Details)		6 Months Ended		12 Months Ended
	Feb. 23, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 AFN (؋)	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 07, 2024
Organization and Business Description [Line Items]
Ordinary shares issued		41,000,000			41,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Consideration amount (in Afghanis) | ؋			؋ 50,000,000
2024 audited net profit		(i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.	(i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.
TOYO SinCo [Member]
Organization and Business Description [Line Items]
Consideration amount (in Afghanis) | ؋			؋ 41,000,000
Escrow Agreement [Member]
Organization and Business Description [Line Items]
Ordinary shares issued	41,000,000
Escrow deposit shares	13,000,000
PubCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage						100.00%
SinCo Acquiring [Member]
Organization and Business Description [Line Items]
Business combination percentage		100.00%
TOYO Solar [Member]
Organization and Business Description [Line Items]
Percentage of equity interests						100.00%
PubCo [Member]
Organization and Business Description [Line Items]
Net profit (in Dollars) | $		$ 41,000,000			$ 41,000,000
Common Stock [Member]
Organization and Business Description [Line Items]
Ordinary shares issued	41,000,000	41,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Forecast [Member] | Common Stock [Member]
Organization and Business Description [Line Items]
Shares vested				13,000,000